Consolidated Balance Sheets Details (Tables)	12 Months Ended
Feb. 29, 2016
Balance Sheet Related Disclosures [Abstract]
Inventories	Inventories comprised the following:

	As at
	February 29, 2016	February 28, 2015
Raw materials	$46	$11
Work in process	32	62
Finished goods	65	49
	$143	$122

Property, Plant and Equipment
Property, plant and equipment comprised the following:

	As at
	February 29, 2016	February 28, 2015
Cost
Land	$26	$26
Buildings, leasehold improvements and other	397	423
BlackBerry operations and other information technology	1,183	1,236
Manufacturing equipment, research and development equipment and tooling	120	211
Furniture and fixtures	18	20
	1,744	1,916
Accumulated amortization	1,332	1,360
Net book value	$412	$556

Intangible Assets
Intangible assets comprised the following:

	As at February 29, 2016
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$677	$367	$310
Intellectual property	1,437	704	733
Other acquired intangibles	197	27	170
	$2,311	$1,098	$1,213

	As at February 28, 2015
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$451	$315	$136
Intellectual property	2,545	1,314	1,231
Other acquired intangibles	22	14	8
	$3,018	$1,643	$1,375

Intangible Assets, Weighted average remaining useful lives
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 29, 2016	February 28, 2015
Acquired technology	4.4 years	3.6 years
Intellectual property	7.7 years	5.7 years
Other acquired intangibles	6.0 years	3.5 years

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 29, 2016 and February 28, 2015 were as follows:

Carrying Amount
Balance as at March 1, 2014	$—
Goodwill acquired through business combinations during the year (1)	85
Balance as at February 28, 2015	85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(7)
Goodwill acquired through business combinations during the year (2)	540
Balance as at February 29, 2016	$618

Accrued Liabilities	Accrued liabilities comprised the following:

	As at
	February 29, 2016	February 28, 2015
Warranty	$33	$123
Other	335	544
	$368	$667

Product Warranty
The change in the Company’s warranty expense and actual warranty experience from March 2, 2013 to February 29, 2016, as well as the accrued warranty obligations, are set forth in the following table:

Accrued warranty obligations as at March 2, 2013	$318
Actual warranty experience during fiscal 2014	(357)
Fiscal 2014 warranty provision	270
Adjustments for changes in estimate	(27)
Accrued warranty obligations as at March 1, 2014	204
Actual warranty experience during fiscal 2015	(140)
Fiscal 2015 warranty provision	82
Adjustments for changes in estimate	(23)
Accrued warranty obligations as at February 28, 2015	123
Actual warranty experience during fiscal 2016	(44)
Fiscal 2016 warranty provision	39
Adjustments for changes in estimate	(85)
Accrued warranty obligations as at February 29, 2016	$33